Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

January 4, 2016

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 435 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby submits for filing the Statement of Additional Information for each fund listed in Exhibit A.

This 497(c) filing is being filed to reflect non-material changes to the Statement of Additional Information contained in the Trust’s most recent post-effective amendment (Post-Effective Amendment 438 to Registration Statement No. 333-74295/811-09253) (the “Amendment”) relating to the Funds. The text of the Amendment was filed electronically via EDGAR on December 24, 2015.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Adjustable Rate Government Fund
Wells Fargo Conservative Income Fund
Wells Fargo Government Securities Fund
Wells Fargo High Income Fund
Wells Fargo High Yield Bond Fund
Wells Fargo Income Plus Fund
Wells Fargo Short Duration Government Bond Fund
Wells Fargo Short-Term Bond Fund
Wells Fargo Short-Term High Yield Bond Fund
Wells Fargo Ultra Short-Term Income Fund